Income Taxes - Reconciliation of liabilities associated with uncertain tax positions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Taxes
Balance as of January 1	$ 3,339	¥ 21,723	¥ 18,368	¥ 16,867
Increase related to current year tax positions	459	2,991	3,355	1,501
Balance as of December 31	$ 3,798	¥ 24,714	¥ 21,723	¥ 18,368